Financial instruments - Fair values (Details) - Level 3 - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Warrant liability
Financial instruments
Fair value of financial instrument			$ 10
SIF contribution liability
Financial instruments
Fair value of financial instrument	$ 87,417	$ 28,369	15,681
Share-based compensation
Financial instruments
Fair value of financial instrument	22,477	15,545	6,889
Convertible notes
Financial instruments
Fair value of financial instrument			$ 21,412
SAFE liabilities
Financial instruments
Fair value of financial instrument	56,153	44,340
SAFE Warrants
Financial instruments
Fair value of financial instrument	15,467	$ 13,171
PIPE subscription obligation
Financial instruments
Fair value of financial instrument	$ 21,976